UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):          [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Stieven Capital Advisors, L.P.
Address:                  12412 Powerscourt Drive, Suite 250
                          St. Louis, MO  63131

13F File Number:          028-12969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Daniel M. Ellefson
Title:                   Officer - Managing Director
Phone:                   314-779-2450

Signature, Place, and Date of Signing:

/s/ Daniel M. Ellefson         St. Louis, MO            5/10/2012

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Report Type (Check only one):

[x]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                  55

Form 13F Information Table Value Total:                  156,520
                                                         (thousands)

List of Other Included Managers:                         NONE

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FORM 13F INFORMATION TABLE


                              TITLE OF             VALUE     SHRS/    SHR/ PUT/ INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                CLASS     CUSIP      (x$1000)  PRN AMT  PRN  CALL DISCRTN MGRS   SOLE    SHARED NONE
--------------                --------  ---------  --------  -------  ---  ---- ------- ----   ----    ------ ----
AG MTG INVT TR INC            COM       001228105   2,829    143,300  SH        SOLE           143,300
ANCHOR BANCORP WA             COM       032838104   2,037    239,631  SH        SOLE           239,631
BANCORP INC DEL               COM       05969A105     402     40,000  SH        SOLE            40,000
BANCORPSOUTH INC              COM       059692103   1,059     78,600  SH        SOLE            78,600
BANK COMM HLDGS               COM       06424J103   1,812    409,889  SH        SOLE           409,889
BANK OF AMERICA CORPORATION   COM       060505104   1,918    200,400  SH        SOLE           200,400
BANK OF MARIN BANCORP         COM       063425102   3,254     85,609  SH        SOLE            85,609
BANNER CORP                   COM NEW   06652V208   3,220    146,142  SH        SOLE           146,142
BBCN BANCORP INC              COM       073295107   3,625    325,735  SH        SOLE           325,735
CAPITAL ONE FINL CORP         COM       14040H105   1,672     30,000  SH        SOLE            30,000
CAROLINA BK HLDGS INC GREENS  COM       143785103     576    140,410  SH        SOLE           140,410
CENTRAL PAC FINL CORP         COM NEW   154760409   2,396    185,000  SH        SOLE           185,000
CHARTER FINL CORP WEST PT GA  COM       16122M100   1,306    145,749  SH        SOLE           145,749
CHEVIOT FINL CORP NEW         COM       16677X105     847    100,200  SH        SOLE           100,200
CITIGROUP INC                 COM NEW   172967424   5,318    145,490  SH        SOLE           145,490
CITIZENS REPUBLIC BANCORP IN  COM NEW   174420307  11,115    712,051  SH        SOLE           712,051
CITIZENS SOUTH BKG CP DEL     COM       176682102   1,580    347,237  SH        SOLE           347,237
COMERICA INC                  COM       200340107   3,627    112,095  SH        SOLE           112,095
COMMERCE BANCSHARES INC       COM       200525103     497     12,259  SH        SOLE            12,259
COMMUNITY WEST BANCSHARES     COM       204157101   1,047    410,469  SH        SOLE           410,469
ENTERPRISE FINL SVCS CORP     COM       293712105   1,208    102,900  SH        SOLE           102,900
EVANS BANCORP INC             COM NEW   29911Q208   1,067     74,900  SH        SOLE            74,900
FIDELITY SOUTHERN CORP NEW    COM       316394105   2,065    306,316  SH        SOLE           306,316
FIFTH THIRD BANCORP           COM       316773100   8,353    594,700  SH        SOLE           594,700
FIRST FINL BANCORP OH         COM       320209109   3,979    229,986  SH        SOLE           229,986
FIRST MERCHANTS CORP          COM       320817109   2,731    221,349  SH        SOLE           221,349
FIRST MIDWEST BANCORP DEL     COM       320867104   4,251    354,800  SH        SOLE           354,800
HANMI FINL CORP               COM NEW   410495204   6,191    611,783  SH        SOLE           611,783
HERITAGE FINL CORP WASH       COM       42722X106   2,813    206,874  SH        SOLE           206,874
HOME BANCORP INC              COM       43689E107   1,371     78,600  SH        SOLE            78,600
INDIANA COMMUNITY BANCORP     COM       454674102   6,742    286,789  SH        SOLE           286,789
JPMORGAN CHASE & CO           COM       46625H100   4,805    104,500  SH        SOLE           104,500
MERCANTILE BANK CORP          COM       587376104   2,932    206,050  SH        SOLE           206,050
MERIDIAN INTERSTAT BANCORP I  COM       58964Q104   3,560    271,100  SH        SOLE           271,100
NORTH VALLEY BANCORP          COM NEW   66304M204   3,218    261,658  SH        SOLE           261,658
PNC FINL SVCS GROUP INC       COM       693475105   4,173     64,700  SH        SOLE            64,700
PORTER BANCORP INC            COM       736233107   1,061    485,200  SH        SOLE           485,200
PREFERRED BK LOS ANGELES CA   COM NEW   740367404   3,892    330,415  SH        SOLE           330,415
REGIONS FINANCIAL CORP NEW    COM       7591EP100   2,471    375,000  SH        SOLE           375,000
RENASANT CORP                 COM       75970E107     760     46,700  SH        SOLE            46,700
RIVERVIEW BANCORP INC         COM       769397100   1,299    574,700  SH        SOLE           574,700
SIMMONS 1ST NATL CORP         COM       828730200     251      9,700  SH        SOLE             9,700
SOUTHERN CMNTY FINL CORP      COM       842632101     931    355,532  SH        SOLE           355,532
SOUTHERN MO BANCORP INC       COM       843380106   1,669     65,200  SH        SOLE            65,200
SOUTHWEST BANCORP INC OKLA    COM       844767103   2,006    217,552  SH        SOLE           217,552
STERLING BANCORP              COM       859158107   3,104    323,700  SH        SOLE           323,700
SYNOVUS FINL CORP             COM       87161C105     513    250,400  SH        SOLE           250,400
TAYLOR CAP GROUP INC          COM       876851106     460     32,051  SH        SOLE            32,051
TFS FINL CORP                 COM       87240R107   6,866    722,725  SH        SOLE           722,725
TOMPKINS FINANCIAL CORPORATI  COM       890110109   1,903     47,500  SH        SOLE            47,500
TOWER FINANCIAL CORP          COM       891769101   2,135    201,417  SH        SOLE           201,417
TWO HBRS INVT CORP            COM       90187B101   3,251    320,600  SH        SOLE           320,600
WELLS FARGO & CO NEW          COM       949746101  10,024    293,600  SH        SOLE           293,600
WILSHIRE BANCORP INC          COM       97186T108   2,051    424,700  SH        SOLE           424,700
WINTRUST FINANCIAL CORP       COM       97650W108   2,277     63,622  SH        SOLE            63,622
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